Derivative Instruments	12 Months Ended
Dec. 31, 2012
Derivative Instruments [Abstract]
Derivative Instruments
6.	DERIVATIVE INSTRUMENTS

The Trust is party to derivative financial instruments in the normal course of its business. These financial instruments include futures and forward currency contracts which may be traded on an exchange or OTC.

The Trust records its derivative activities on a mark-to-market basis as described in Note 2. For OTC contracts, the Trust enters into master netting agreements with its counterparties. Therefore, assets represent the Trust's unrealized gains less unrealized losses for OTC contracts in which the Trust has a master netting agreement. Similarly, liabilities represent net amounts owed to counterparties on OTC contracts.

Futures contracts are agreements to buy or sell an underlying asset or index for a set price in the future. Initial margin deposits are made upon entering into futures contracts and can be either in cash or treasury securities. Open futures contracts are revalued on a daily basis to reflect the market value of the contracts at the end of each trading day. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When a contract is closed, the Trust records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed. The Trust bears the market risk that arises from changes in the value of these financial instruments.

Forward currency contracts entered into by the Trust represent a firm commitment to buy or sell an underlying currency at a specified value and point in time based upon an agreed or contracted quantity. The ultimate gain or loss is equal to the difference between the value of the contract at the onset and the value of the contract at settlement date.

Each of these financial instruments is subject to various risks similar to those related to the underlying financial instruments including market risk, credit risk and sovereign risk.

Market risk is the potential change in the value of the instruments traded by the Trust due to market changes including interest and foreign exchange rate movements and fluctuations in futures or security prices. Market risk is directly impacted by the volatility and liquidity in the markets in which the related underlying assets are traded. The financial instruments traded by the Trust contain varying degrees of off-balance sheet risk whereby changes in the market values of the futures and forward currency contracts and the Trust's satisfaction of its obligations related to such market value changes may exceed the amount recognized in the Statements of Financial Condition.

Credit risk is the possibility that a loss may occur due to the failure of a counterparty to perform according to the terms of a contract. Credit risk is normally reduced to the extent that an exchange or clearing organization acts as a counterparty to futures transactions since typically the collective credit of the members of the exchange is pledged to support the financial integrity of the exchange. In the case of OTC transactions, the Trust must rely solely on the credit of the individual counterparties. The contract amounts of the forward and futures contracts do not represent the Trust's risk of loss due to counterparty nonperformance. The Trust's exposure to credit risk associated with counterparty nonperformance of these contracts includes unrealized gains inherent in such contracts, which are recognized in the Statements of Financial Condition, plus the value of margin or collateral held by the counterparty. The amount of such credit risk was $54,632,696 and $32,236,730 at December 31, 2012 and 2011, respectively.

The Managing Owner has established procedures to actively monitor market risk and minimize credit risk although there can be no assurance that it will in fact succeed in doing so. The Managing Owner's market risk control procedures include diversification of the Trust's portfolio and continuously monitoring the portfolio's open positions, historical volatility and maximum historical loss. The Managing Owner seeks to minimize credit risk primarily by depositing and maintaining the Trust's assets at financial institutions and brokers which the Managing Owner believes to be creditworthy. The Trust's trading activities are primarily with brokers and other financial institutions located in North America, Europe and Asia. All futures transactions of the Trust are cleared by major securities firms, pursuant to customer agreements, including Barclays Capital Inc., Credit Suisse Securities (USA) LLC, Deutsche Bank Securities Inc. (a wholly owned subsidiary of Deutsche Bank AG), J.P. Morgan Securities LLC., Merrill Lynch, Pierce, Fenner & Smith Incorporated and Newedge USA, LLC (a wholly owned subsidiary of Newedge Group which is owned by Société Générale (50%) and Calyon (50%)). The Trust ceased clearing trades through Newedge USA, LLC during September 2012. For all forward currency transactions, the Trust utilizes three prime brokers, Barclays Bank PLC, Deutsche Bank AG and Morgan Stanley & Co., LLC.

The Trust is subject to sovereign risk such as the risk of restrictions being imposed by foreign governments on the repatriation of cash and the effect of political or economic uncertainties. Net unrealized appreciation (depreciation) on futures and forward currency contracts are denominated in the functional currency (U.S. dollar). Cash settlement of futures and forward currency contracts is made in the local currency (settlement currency) and then translated to U.S. dollars.

Net unrealized appreciation (depreciation) on futures and forward currency contracts by settlement currency type, denominated in U.S. dollars, is detailed below:

	December 31,
	2012		2011
	Total Net		Total Net
	Unrealized		Unrealized
	Appreciation	Percent	Appreciation	Percent
Currency Type	(Depreciation)	of Total	(Depreciation)	of Total

Australian dollar	$(1,068,159)	(20.82)%	$1,181,145	9.86%
British pound	(281,809)	(5.49)	268,046	2.24
Canadian dollar	(27,452)	(0.54)	793,734	6.63
Czech koruna	150,986	2.94	148,481	1.24
Euro	3,057,320	59.59	3,382,866	28.24
Hong Kong dollar	246,176	4.80	(29,417)	(0.25)
Hungarian forint	(1,002,638)	(19.54)	115,728	0.97
Japanese yen	1,874,035	36.53	2,674,868	22.33
Korean won	12,927	0.25	(187,989)	(1.57)
Mexican peso	6,688	0.13	(537)	(0.00)
New Zealand dollar	-	-	551,053	4.60
Norwegian krone	(19,932)	(0.39)	(878,248)	(7.33)
Polish zloty	357,590	6.97	(29,114)	(0.24)
Romanian leu	32,777	0.64	28,100	0.23
Singapore dollar	20,514	0.40	84,101	0.70
South African rand	(18,651)	(0.36)	(9,218)	(0.08)
Swedish krona	(208,663)	(4.07)	(328,241)	(2.74)
Swiss franc	(17,268)	(0.34)	607,933	5.08
Taiwan dollar	28,683	0.56	(148,333)	(1.24)
Thai baht	49,652	0.97	6,878	0.06
Turkish lira	(67,516)	(1.32)	(55,283)	(0.46)
U .S. dollar	2,005,304	39.09	3,800,552	31.73

Total	$5,130,564	100.00%	$11,977,105	100.00%

The Derivatives and Hedging topic of the Codification requires qualitative disclosure about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements.

The Trust's market risk is influenced by a wide variety of factors including the level and volatility of interest rates, exchange rates, equity price levels, the market value of financial instruments and contracts, the diversification effects among the Trust's open positions and the liquidity of the markets in which it trades.

The Trust engages in the speculative trading of futures and forward contracts on agricultural commodities, currencies, energies, interest rates, metals and stock indices. The following were the primary trading risk exposures of the Trust at December 31, 2012 and 2011 by market sector:

Agricultural (grains, livestock and softs) – The Trust's primary exposure is to agricultural price movements, which are often directly affected by severe or unexpected weather conditions as well as supply and demand factors.

Currencies – Exchange rate risk is a principal market exposure of the Trust. The Trust's currency exposure is to exchange rate fluctuations, primarily fluctuations which disrupt the historical pricing relationships between different currencies and currency pairs. The fluctuations are influenced by interest rate changes as well as political and general economic conditions. The Trust trades in a large number of currencies including cross-rates—e.g., positions between two currencies other than the U.S. dollar.

Energies – The Trust's primary energy market exposure is to gas and oil price movements often resulting from political developments in the Middle East and economic conditions worldwide. Energy prices are volatile and substantial profits and losses have been and are expected to continue to be experienced in this market.

Interest Rates – Interest rate movements directly affect the price of the sovereign bond futures positions held by the Trust and indirectly the value of its stock index and currency positions. Interest rate movements in one country as well as relative interest rate movements between countries may materially impact the Trust's profitability. The Trust's primary interest rate exposure is to interest rate fluctuations in countries or regions including Australia, Canada, Japan, Switzerland, the United Kingdom, the U.S. and the Eurozone. However, the Trust also may take positions in futures contracts on the government debt of other nations. The Managing Owner anticipates that interest rates in these industrialized countries or areas, both long-term and short-term, will remain the primary interest rate market exposure of the Trust for the foreseeable future.

Metals – The Trust's metals market exposure is to fluctuations in the price of aluminum, copper, gold, lead, nickel, palladium, platinum, silver, tin and zinc.

Stock Indices – The Trust's equity exposure through stock index futures is to equity price risk in the major industrialized countries as well as other countries.

The Derivatives and Hedging topic of the Codification requires entities to recognize in the Statements of Financial Condition all derivative contracts as assets or liabilities. Fair value of futures and forward currency contracts in a net asset position are recorded in the Statements of Financial Condition as "Net unrealized appreciation on open futures and forward currency contracts." Fair value of futures and forward currency contracts in a liability position are recorded in the Statements of Financial Condition as "Net unrealized depreciation on open futures and forward currency contracts." The Trust's policy regarding fair value measurement is discussed in Note 2.

Since the derivatives held or sold by the Trust are for speculative trading purposes, derivative instruments are not designated as hedging instruments under the provisions of the Derivatives and Hedging guidance. Accordingly, all realized gains and losses as well as any change in net unrealized gains or losses on open positions from the preceding period are recognized as part of the Trust's trading gains and losses in the Statements of Operations.

The following tables present the fair value of open futures and forward currency contracts, held long or sold short, at December 31, 2012 and 2011. Fair value is presented on a gross basis even though the contracts are subject to master netting agreements and qualify for net presentation in the Statements of Financial Condition.

Fair Value of Futures and Forward Currency Contracts at December 31, 2012

					Net Unrealized
	Fair Value - Long Positions		Fair Value - Short Positions		Gain (Loss) on
Sector	Gains	Losses	Gains	Losses	Open Positions

Futures contracts:
Energies	$2,595,897	$(18,609)	$176,518	$(3,206,556)	$(452,750)
Grains	-	(404,470)	245,396	(20,450)	(179,524)
Interest rates	3,807,256	(1,713,036)	32,326	-	2,126,546
Livestock	-	-	-	(11,590)	(11,590)
Metals	294,790	(112,216)	3,470	(901,013)	(714,969)
Softs	14,300	-	820,793	(173,303)	661,790
Stock indices	3,561,052	(403,863)	-	(106,850)	3,050,339

Total futures contracts	10,273,295	(2,652,194)	1,278,503	(4,419,762)	4,479,842

Forward currency contracts	5,057,295	(6,006,856)	6,000,398	(4,400,115)	650,722

Total futures and forward currency contracts	$15,330,590	$(8,659,050)	$7,278,901	$(8,819,877)	$5,130,564

Fair Value of Futures and Forward Currency Contracts at December 31, 2011

					Net Unrealized
	Fair Value - Long Positions		Fair Value - Short Positions		Gain (Loss) on
Sector	Gains	Losses	Gains	Losses	Open Positions

Futures contracts:
Energies	$20,943	$(338,884)	$1,602,200	$(24,710)	$1,259,549
Grains	740,413	-	-	(2,352,297)	(1,611,884)
Interest rates	8,941,748	(490,379)	15,566	(92,325)	8,374,610
Livestock	-	-	43,060	(67,770)	(24,710)
Metals	184,553	(1,266,925)	1,913,004	(1,535,573)	(704,941)
Softs	6,843	(413,145)	1,560,188	(153,065)	1,000,821
Stock indices	-	(36,565)	968,194	(1,616,534)	(684,905)

Total futures contracts	9,894,500	(2,545,898)	6,102,212	(5,842,274)	7,608,540

Forward currency contracts	2,688,904	(3,722,609)	8,706,240	(3,303,970)	4,368,565

Total futures and forward currency contracts	$12,583,404	$(6,268,507)	$14,808,452	$(9,146,244)	$11,977,105

The effect of trading futures and forward currency contracts is represented on the Statements of Operations for the years ended December 31, 2012, 2011 and 2010 as "Net realized gains (losses) on closed positions: Futures and forward currency contracts" and "Net change in unrealized: Futures and forward currency contracts." These trading gains and losses are detailed below:

Sector	2012	2011	2010

Futures contracts:
Energies	$(9,616,856)	$7,688,026	$(6,296,617)
Grains	(7,690,728)	(10,817,032)	14,680,492
Interest rates	24,444,275	74,456,429	78,525,936
Livestock	(1,158,380)	(2,910,290)	(531,000)
Metals	(12,773,525)	(974,007)	12,922,817
Softs	3,389,662	(1,791,425)	7,618,692
Stock indices	(3,683,359)	(66,244,167)	(2,020,460)

Total futures contracts	(7,088,911)	(592,466)	104,899,860

Forward currency contracts	(16,973,106)	(33,057,050)	25,264,096

Total futures and forward currency contracts	$(24,062,017)	$(33,649,516)	$130,163,956

The following table presents average notional value by sector in U.S. dollars of open futures and forward currency contracts for the years ended December 31, 2012, 2011 and 2010. The Trust's average Net Asset Value during 2012, 2011 and 2010 was approximately and $603,000,000, $851,000,000 and $866,000,000, respectively.

	2012		2011		2010
Sector	Long Positions	Short Positions	Long Positions	Short Positions	Long Positions	Short Positions

Futures contracts:
Energies	$74,820,385	$88,376,901	$127,381,359	$48,647,953	$183,992,274	$116,768,010
Grains	26,413,270	21,155,358	53,980,643	40,497,833	57,678,838	40,281,856
Interest rates	1,392,478,396	13,707,348	1,079,809,596	61,557,330	1,274,911,920	47,891,170
Livestock	-	6,183,656	5,927,944	7,597,444	16,433,746	5,323,786
Metals	24,635,116	47,230,107	81,393,624	40,499,934	115,309,169	11,071,090
Softs	3,769,785	27,166,883	17,865,981	10,367,157	29,206,211	7,135,608
Stock indices	195,268,153	67,827,053	244,479,325	70,839,469	478,292,206	14,482,348

Total futures contracts	1,717,385,105	271,647,306	1,610,838,472	280,007,120	2,155,824,364	242,953,868

Forward currency contracts	431,007,736	367,222,250	714,484,864	292,797,211	876,153,841	358,871,897

Total average notional	$2,148,392,841	$638,869,556	$2,325,323,336	$572,804,331	$3,031,978,205	$601,825,765

Notional values in the interest rate sector were calculated by converting the notional value in local currency of all open interest rate futures positions to 10-year equivalent fixed income instruments, translated to U.S. dollars at each quarter-end during 2012, 2011 and 2010. The 10-year note is often used as a benchmark for many types of fixed-income instruments and the Managing Owner believes it is a more meaningful representation of notional values of the Trust's open interest rate positions.